Risk management	12 Months Ended
Dec. 31, 2017
Risk management
Risk management

32.        Risk management

Vale considers that an effective risk management is key to support the achievement of the company objectives and to ensure the financial strength and flexibility of the company and the business continuity.

Therefore, Vale has developed its risk management strategy in order to provide an integrated approach of the risks the company is exposed to, considering not only the risks generated by variables traded in financial markets (market risk) and those arising from liquidity risk, but also the risk from counterparties obligations (credit risk) and those relating to inadequate or failed internal processes, people, systems or external events (operational risk), among others.

a)   Risk management policy

The Board of Directors established a corporate risk management policy defining principles and guidelines applicable to this process in the company and the corresponding governance structure.

This policy determines that corporate risks should be measured and monitored, regularly, in an integrated manner, in order to ensure that the company overall risk level remains aligned with its strategic guidelines.

The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk management decisions, issuing opinions and recommendations. It is also responsible for the supervision and revision of the principles and instruments of corporate risk management.

The Executive Board is responsible for the approval of the policy deployment into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities.

The Company may, when necessary, allocate specific risk limits to management activities, including but not limited to, market risk limit, corporate and sovereign credit limit, in accordance with the acceptable corporate risk limit.

b)   Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

See note 20 “Loans, borrowing, cash and cash equivalents and financial investments” for details on the Company’s liquidity risk.

c)   Credit risk management

Vale’s exposure to credit risk arises from trade receivables, derivative transactions, guarantees, down payment for suppliers and cash investments.  Our credit risk management process provides a framework for assessing and managing counterparties’ credit risk and for maintaining our risk at an acceptable level.

(i)   Commercial credit risk management

See note 10 “Accounts receivables” for details on commercial credit risk.

(ii)   Treasury credit risk management

To manage the credit exposure arising from cash investments and derivative instruments, credit limits are approved to each counterparty with whom we have credit exposure.

Furthermore, we control the portfolio diversification and monitor different indicators of solvency and liquidity of the different counterparties that were approved for trading.

d)   Market risk management

Vale is exposed to the behavior of several market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process regarding the risk management strategy, that may incorporate financial instruments, including derivatives.

The portfolio of these financial instruments is monitored on a monthly basis, enabling financial results surveillance and its impact on cash flow.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

•	Foreign exchange and interest rates;
•	Product prices and input costs.

e)   Foreign exchange and interest rate risk

The company’s cash flow is subjected to volatility of several currencies, as its product are predominantly priced in US dollar, while most of the costs, disbursements and investments are denominated in other currencies, mainly Brazilian real and Canadian dollar.

In order to reduce the potential impact that arises from this currency mismatch, derivatives instruments may be used as a risk mitigation strategy.

Vale implements hedge transactions to protect its cash flow against the market risks that arises from its debt obligations — mainly currency volatility. The hedges cover most of the debts in Brazilian reais and euros. We use swap and forward transactions to convert debt linked to Brazilian real and Euros into US dollar, with volumes, flows and settlement dates similar to those of the debt instruments - or sometimes lower, subject to market liquidity conditions.

Hedging instruments with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity. At each settlement date, the results of the swap and forward transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar.

Vale has also exposure to interest rates risks over loans and financings. The US Dollar floating rate debt in the portfolio consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, such debt instruments are indexed to the LIBOR (London Interbank Offer Rate) in US dollar. We take advantage of the potential correlation between commodity prices and U.S. dollar floating interest rates as a partial natural hedge for our cash flow.

f)   Risk of product and input prices

Vale is also exposed to market risks including commodities price and input price volatilities. In accordance with risk management policy, risk mitigation strategies involving commodities can be used to adjust the cash flow risk profile and reduce Vale’s cash flow volatility. For this kind of risk mitigation strategy, Vale uses predominantly forwards, futures or zero-cost collars.

g)   Operational risk management

The operational risk management is the structured approach that Vale uses to manage uncertainty related to possible inadequate or failure in internal processes, people, systems and external events, in accordance with the principles and guidelines of ISO 31000.

The main operational risks are periodically monitored, ensuring the effectiveness of preventive and mitigating key controls in place and the execution of the risk treatment strategy (implementation of new or improved controls, changes in the risk environment, risk sharing by contracting insurance, provisioning of resources, etc.).

Therefore, the Company seeks to have a clear view of its major risks, the best cost-benefit mitigation plans and the effectiveness of the controls in place, monitoring the potential impact of operational risk and allocating capital efficiently.

h)   Capital management

The Company’s policy aims at establishing a capital structure that will ensure the continuity of your business in the long term. Within this perspective, the Company has been able to deliver value to stockholders through dividend payments and capital gain, and at the same time maintain a debt profile suitable for its activities, with an amortization well distributed over the years, thus avoiding a concentration in one specific period.

i)   Insurance

Vale contracts several types of insurance policies, such as operational risk policy, engineering risks insurance (projects), civil responsibility, life insurance policy for their employees, among others. The coverage of these policies is similar to the ones used in general by the mining industry and is issued in line with the objectives defined by the Company, with the corporate risk management policy and the limitation imposed by the insurance and reinsurance global market. In general, the company’s assets directly related with its operations are included in the coverage of insurance policies.

Insurance management is performed with the support of existing insurance committees in the various operational areas of the Company. Among the management instruments, Vale uses captive reinsurance to balance the price on reinsurance contracts with the market, as well as, enable direct access to key international markets of insurance and reinsurance.